Analysis of Net Debt - Schedule of Significant Borrowings (Detail) - 12 months ended Dec. 31, 2019 € in Millions, £ in Millions, SFr in Millions, $ in Millions		EUR (€)	USD ($)	GBP (£)	CHF (SFr)
Pound Sterling bonds [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.125%
Outstanding | £				£ 400
Final maturity		2029
Swiss Franc Bonds [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.375%
Outstanding | SFr					SFr 330
Final maturity		2022
Euro Bonds [member] | Maturity year 2020 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		2.75%
Outstanding | €		€ 750
Final maturity		2020
Euro Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.75%
Outstanding | €		€ 600
Final maturity		2021
Euro Bonds [member] | Maturity year 2023 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.125%
Outstanding | €		€ 750
Final maturity		2023
Euro Bonds [member] | Maturity year 2024 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.875%
Outstanding | €		€ 600
Final maturity		2024
Euro Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		1.375%
Outstanding | €		€ 600
Final maturity		2028
US Dollar Bonds [member] | Maturity year 2021 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		5.75%
Outstanding			$ 400
Final maturity		2021
US Dollar Bonds [member] | Maturity year 2028 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.95%
Outstanding			900
Final maturity		2028
US Dollar Bonds [member] | Maturity year 2025 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.875%
Outstanding			1,250
Final maturity		2025
US Dollar Bonds [member] | Maturity year 2027 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		3.40%
Outstanding			600
Final maturity		2027
US Dollar Bonds [member] | Maturity year 2033 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons	[1]	6.40%
Outstanding			213
Final maturity	[1]	2033
US Dollar Bonds [member] | Maturity year 2045 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		5.125%
Outstanding	[1]		500
Final maturity		2045
US Dollar Bonds [member] | Maturity year 2047 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.40%
Outstanding			400
Final maturity		2047
US Dollar Bonds [member] | Maturity year 2048 [member]
Disclosure of Significant Borrowings [line items]
Annual coupons		4.50%
Outstanding			$ 600
Final maturity		2048

[1]	The US$300 million bond was issued in September 2003, and at time of issuance the bond was partially swapped to floating interest rates. In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc as part of liability management exercises undertaken and the interest rate hedge was closed out. At 31 December 2019, the remaining fair value on the hedged item on the Consolidated Balance Sheet was US$42 millon (2018: US$45 million).